CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (4,105)	$ (2,842)	$ 1,106
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Stock-based compensation	6,024	4,387	3,920
Depreciation of property, plant and equipment	1,449	1,157	930
Amortization of other intangible assets	926	851	579
Provision of inventories	1	(1)	3
Allowance for doubtful accounts	1,144	2,197
Impairment loss on purchased call option	1,316	639
Impairment loss on intangible assets	332	274
Impairment loss on property, plant and equipment	973
Impairment loss on goodwill	758	1,407
Losses on disposition of property, plant and equipment	27	44
Changes in operating assets and liabilities:
Increase in accounts receivable	(17)	(1,970)	(4,323)
(Increase) decrease in inventories	258	(289)	(123)
Increase in prepayments and other assets	(1,054)	(693)	(112)
Decrease (increase) in deferred tax assets	(630)	(352)	1,505
Increase in deferred cost	(189)	(276)	(841)
(Increase) decrease in other non-current assets	50	79	(808)
Increase in accrued expenses and other liabilities	1,111	1,850	805
(Decrease) increase in income tax payable	622	719	(89)
Increase (decrease) in deferred revenue	(235)	1,037	2,137
(Decrease) increase in refundable fees	917	(249)	(2,907)
Decrease in deferred tax liabilities	(486)	(316)	(175)
Net cash generated from operating activities	9,192	7,653	1,607
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of business (net of cash acquired of US$2,854 respectively for the year ended September 30, 2009)		(21)	(3,211)
Maturity (purchase) of term deposits	(7,649)	27,750	(27,753)
Withdrawal (deposit) of restricted cash	363	5,395	(8,250)
Acquisition of property, plant and equipment	(1,999)	(1,570)	(1,451)
Proceeds from disposition of property, plant and equipment	80	60
Acquisition of other intangible assets	(402)	(194)	(513)
Payment of deposit for the acquisition of non-current assets	(236)		(356)
Net cash (used in) generated from investing activities	(9,843)	31,420	(41,534)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of ordinary shares	(8,138)	(2,172)	(3,960)
Proceeds from share options exercised by employees	75	63	26
Payment of deferred initial public offering costs			(907)
Net cash used in financing activities	(8,063)	(2,109)	(4,841)
Exchange rate effect on cash and cash equivalents	906	354	(18)
Net (decrease) increase in cash and cash equivalents	(7,808)	37,318	(44,786)
Cash and cash equivalents at beginning of the year	58,755	21,437	66,223
Cash and cash equivalents at end of the year	50,947	58,755	21,437
Supplemental schedule of cash flows information
Income tax paid	(1,439)	(514)	(334)
Supplemental schedule of non-cash activities
Payable for acquisition of property, plant and equipment included in accrued expenses and other liabilities	633	94
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits		356	151
Consideration payable in connection with acquisition of Champion Xinlixiang		1,643	1,628
Offset consideration payable in connection with acquisition of Champion Xinlixiang with receivable from original selling shareholder	$ (1,711)